UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  August 14,  2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:11
Form 13F Information Table Value Total:  $ 65,956


						(thousands)
List of Other Included Managers:
  None

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
    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
AMBAC FINANCIAL GROUP INC	COM	023139108	 4,620 	3448000	SH		SOLE		3448000
COMPUCREDIT CORP	COM	20478N100	 8,609 	1434901	SH		SOLE		1434901
ENCORE CAPITAL GROUP INC	COM	292554102	 12,498 	1415392	SH		SOLE		1415392
HIGHBURY FINANCIAL INC	COM	42982Y109	 1,000 	400000	SH		SOLE		400000
MBIA INC	COM	55262C100	 8,517 	1940000	SH		SOLE		1940000
OCWEN FINANCIAL CORP	COM	675746309	 12,416 	2670000	SH		SOLE		2670000
PMI GROUP INC	COM	69344M101	 2,674 	1371100	SH		SOLE		1371100
PORTFOLIO RECOVERY ASSOCIATES	COM	73640Q105	 74 	1984	SH		SOLE		1984
PRIMUS GUARANTY LTD	COM	G72457107	 14,126 	4854288	SH		SOLE		4854288
SUN AMERICAN BANCORP 	COM	86664A103	 1,350 	500000	SH		SOLE		500000
WTS HIGHBURY FINANCIAL INC	WTS	42982Y117	 72 	600000	SH		SOLE		600000